Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and due from banks	$ 15,937,000	$ 12,592,000
Interest bearing deposits with banks	58,557,000	8,080,000
Federal funds sold	1,600,000
Securities available-for-sale	464,383,000	444,746,000
Net loans	569,640,000	420,992,000
Financial liabilities
Deposits	900,925	755,463
Securities Sold under Agreement to Repurchase	170,410,000	107,965,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from banks	15,937,000	12,592,000
Interest bearing deposits with banks	58,557,000	8,080,000
Federal funds sold	1,600,000
Financial liabilities
Deposits	642,825	544,986
Securities Sold under Agreement to Repurchase	170,410,000	107,965,000
Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Securities available-for-sale	464,383,000	444,746,000
Financial liabilities
Deposits	258,100	210,477
Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Net loans	569,640,000	420,992,000
Carrying Value [Member]
Financial assets
Cash and due from banks	15,937,000	12,592,000
Interest bearing deposits with banks	58,557,000	8,080,000
Federal funds sold	1,600,000
Securities available-for-sale	464,383,000	444,746,000
Net loans	573,312,000	425,905,000
Financial liabilities
Deposits	898,996	756,222
Securities Sold under Agreement to Repurchase	$ 170,410,000	$ 107,965,000